Other intangible assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other intangible assets
20. Other intangible assets

	Computer software £m	Licences, patents, amortised brands etc. £m	Indefinite life brands £m	Total £m
Cost at 1 January 2019	2,365	16,166	9,056	27,587
Exchange adjustments	(37)	(418)	(1,037)	(1,492)
Capitalised development costs	—	239	—	239
Capitalised borrowing costs	1	—	—	1
Additions through business combinations	31	3,091	12,357	15,479
Other additions	197	465	—	662
Disposals and asset write-offs	(235)	(7)	—	(242)
Transfer to assets held for sale	(7)	(62)	(227)	(296)
Reclassifications	82	242	(255)	69

Cost at 31 December 2019	2,397	19,716	19,894	42,007
Exchange adjustments	(1)	(7)	(74)	(82)
Capitalised development costs	—	313	—	313
Additions through business combinations	2	—	—	2
Other additions	240	494	—	734
Disposals and asset write-offs	(260)	(20)	—	(280)
Transfer to assets held for sale	(4)	(246)	(635)	(885)
Reclassifications	29	572	(572)	29

Cost at 31 December 2020	2,403	20,822	18,613	41,838

Amortisation at 1 January 2019	(1,307)	(6,413)	—	(7,720)
Exchange adjustments	19	123	—	142
Charge for the year	(233)	(870)	—	(1,103)
Disposals and asset write-offs	215	4	—	219
Transfer to assets held for sale	4	42	—	46

Amortisation at 31 December 2019	(1,302)	(7,114)	—	(8,416)
Exchange adjustments	(3)	28	—	25
Charge for the year	(241)	(896)	—	(1,137)
Disposals and asset write-offs	221	8	—	229
Transfer to assets held for sale	3	42	—	45

Amortisation at 31 December 2020	(1,322)	(7,932)	—	(9,254)

Impairment at 1 January 2019	(12)	(2,329)	(324)	(2,665)
Exchange adjustments	3	70	—	73
Impairment losses	(49)	(84)	(3)	(136)
Reversal of impairments	—	10	—	10
Disposals and asset write-offs	19	3	—	22
Transfer to assets held for sale	2	5	53	60

Impairment at 31 December 2019	(37)	(2,325)	(274)	(2,636)
Exchange adjustments	—	39	1	40
Impairment losses	(29)	(255)	(11)	(295)
Reversal of impairments	—	38	—	38
Disposals and asset write-offs	38	—	—	38
Transfer to assets held for sale	—	55	—	55
Reclassification	—	(39)	39	—

Impairment at 31 December 2020	(28)	(2,487)	(245)	(2,760)

Total amortisation and impairment at 31 December 2019	(1,339)	(9,439)	(274)	(11,052)
Total amortisation and impairment at 31 December 2020	(1,350)	(10,419)	(245)	(12,014)

Net book value at 1 January 2019	1,046	7,424	8,732	17,202

Net book value at 31 December 2019	1,058	10,277	19,620	30,955

Net book value at 31 December 2020	1,053	10,403	18,368	29,824

The weighted average interest rate for capitalised borrowing costs in the year was 3% (2019 – 3%).
The net book value of computer software included £612 million (2019 – £560 million) of internally generated costs.
The carrying value at 31 December 2020 of intangible assets, for which impairments have been charged or reversed in the year, following those impairments or reversals, was £272 million (2019 – £175 million).
The patent expiry dates of the Group’s most significant assets, where relevant, are set out on pages
258
and
259
.

Amortisation and impairment losses, net of reversals, have been charged in the income statement as follows:

	Amortisation		Net impairment losses
	2020 £m	2019 £m	2020 £m	2019 £m
Cost of sales	779	781	21	34
Selling, general and administration	167	163	17	43
Research and development	191	159	219	49

	1,137	1,103	257	126

Licences, patents, amortised brands etc. includes a large number of acquired licences, patents, know-how
agreements and marketing rights, which are either marketed or in use, or still in development. Note 40, ‘Acquisitions and disposals’ gives details of additions through business combinations in the year. The book values of the largest individual items are as follows:

	2020 £m	2019 £m
Tesaro Assets	2,669	2,878
Meningitis portfolio	2,114	2,139
Dolutegravir	1,177	1,280
Benlysta	745	834
Lamisil	275	—
Merck Assets	264	264
BMS Assets	239	286
Fluarix/FluLaval	219	237
Okairos	205	175
Stiefel trade name	180	204
Others	2,316	1,980

	10,403	10,277

Tesaro assets comprise Zejula, the currently marketed monotherapy, as well as combination therapies. The Meningitis portfolio includes Menveo, Bexsero, Men ABCWY and Menjugate. Lamisil has been moved into licences, patents, amortised brands etc. following the decision to start amortisation during 2020. GSK has divested the Breathe Right brand during the year.
Indefinite life brands comprise a portfolio of Consumer Healthcare products primarily acquired with the acquisitions of Sterling Winthrop, Inc. in 1994, Block Drug Company, Inc. in 2001, CNS, Inc. in 2006, the Novartis consumer healthcare business in 2015 and the Pfizer consumer healthcare business in 2019. The book values of the major brands are as follows:

	2020 £m	2019 £m
Advil	3,349	3,408
Voltaren	2,725	2,725
Centrum	1,824	1,808
Caltrate	1,678	1,648
Otrivin	1,385	1,385
Preparation H	1,139	1,171
Robitussin	1,111	1,138
Nexium	668	682
Fenistil	598	598
Chapstick	512	523
Emergen-C	433	447
Theraflu	433	438
Panadol	396	397
Lamisil	—	291
Sensodyne	270	270
Breathe Right	—	251
Others	1,847	2,440

	18,368	19,620

Each of these brands is considered to have an indefinite life, given the strength and durability of the brand and the level of marketing support. The brands are in relatively similar stable and profitable market sectors, with similar risk profiles, and their size, diversification and market shares mean that the risk of market-related factors causing a reduction in the lives of the brands is considered to be relatively low. The Group is not aware of any material legal, regulatory, contractual, competitive, economic or other factors which could limit their useful lives. Accordingly, they are not amortised.
Each brand is tested annually for impairment and other amortised intangible assets are tested when indicators of impairment arise. This testing applies a fair value less costs of disposal methodology, generally using post-tax
cash flow forecasts with a terminal value calculation and a discount rate equal to the Group post-tax
WACC of 7%, adjusted where appropriate for specific segment, country and currency risks. This valuation methodology uses significant inputs which are not based on observable market data, and therefore this valuation technique is classified as level 3 of the fair value hierarchy. The main assumptions include future sales price and volume growth, product contribution, the future expenditure required to maintain the product’s marketability and registration in the relevant jurisdictions and exchange rates. These assumptions are based on past experience and are reviewed as part of management’s budgeting and strategic planning cycle for changes in market conditions and sales erosion through competition. The terminal growth rates applied of between
-3%
and 3% are management’s estimates of future long-term average growth rates of the relevant markets. In each case the valuations indicate sufficient headroom such that a reasonably possible change to key assumptions is unlikely to result in an impairment of these intangible assets.